ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES.
ORDINARY SHARES

23.   ORDINARY SHARES

The Company’s authorized share capital is USD10 comprising 500,000,000 ordinary shares with a par value of USD0.00002 each. As of December 31, 2020, the Company issued 190,380,309 ordinary shares, among which, 187,434,469 shares were outstanding and 2,945,840 shares were recorded as treasury stock.

During the year of 2021, certain 2024 Notes with the principal amount of USD16 million were converted into 3,281,244 ordinary shares of the Company (Note 22).

As of December 31, 2021 and 2022, total of 736,460 ADSs (2,945,840 shares) were repurchased but have not been retired with a total consideration of RMB43 million which is shown as treasury stock. These treasury stock was cancelled and retried in 2023.

During the year of 2023, certain 2024 Notes with the the principal amount of USD14.1 million were converted into 2,938,412 ordinary shares of the Company (Note 22).

During the year of 2023, 5,792,846 restricted shares granted by the Company were vested and registered as ordinary shares of the Company.

For the year ended December 31, 2023, 340,000 outstanding ADSs (1,360,000 shares) were repurchased with a total consideration of USD11 million (equivalents to RMB79 million), which is shown as treasury stock.

As of December 31, 2023, the Company issued 209,920,447 ordinary shares, among which, 208,560,447 shares were outstanding and 1,360,000 shares were recorded as treasury stock.